COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Commitments
Schedule of take-or-pay contracts

	Payments in the period
Type of service	2021	2022	2023	2024	2025	After 2025	Total

Transportation of iron ore, coal, coke, steel products, cement and mining products.	1,351,564	1,568,658	1,621,040	1,645,983	1,658,897	1,306,279	6,232,199
Supply of power, natural gas, oxygen, nitrogen, argon and iron ore pellets.	1,546,308	2,191,442	1,618,085	1,423,546	330,600	740,584	4,112,815
Processing of slag generated during pig iron and steel production.	73,983	84,140	54,163	8,024			62,187
Manufacturing, repair, recovery and production of ingot casting machine units.	3,499
Oil Storage and Handling	2,489	2,567	2,893	723			3,616
Labor and consultancy services	33,375	33,300	33,712	33,712	26,089	130,443	223,956
	3,011,218	3,880,107	3,329,893	3,111,988	2,015,586	2,177,306	10,634,773